Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	Sep. 27, 2018	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
C000069624
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 12,809	$ 12,306	$ 12,238	$ 13,065	$ 12,034	$ 11,887		$ 11,345	$ 11,144	$ 11,040	$ 10,401	$ 10,000
C000028619
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 12,112	11,666	11,630	12,448	11,493	11,384		10,889	10,723	10,650	10,059	9,698
C000028621
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,580	11,237	11,298	12,173	11,334	11,318		10,891	10,806	10,823	10,298	10,000
C000082629
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 13,887	13,368	13,841	14,969	12,827	13,143		12,323	11,763	11,602	10,644	10,000
C000082627
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 13,145	12,686	13,167	14,263	12,253	12,589		11,841	11,331	11,204	10,296	9,701
C000082628
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 12,565	12,218	12,778	13,959	12,082	12,514		11,851	11,416	11,373	10,538	10,000
C000206561
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 11,232	10,823	11,204	12,115	10,382	10,625	$ 10,000
C000069625
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 12,677	12,245	12,300	13,116	12,114	11,958		11,364	11,171	11,033	10,350	10,000
C000028628
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 11,986	11,607	11,688	12,495	11,569	11,451		10,907	10,748	10,642	9,998	9,697
C000028630
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,474	11,194	11,358	12,235	11,413	11,388		10,921	10,843	10,817	10,238	10,000
C000069626
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 12,433	12,038	12,112	12,893	11,785	11,835		11,233	11,099	10,962	10,327	10,000
C000028631
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 11,757	11,413	11,511	12,285	11,257	11,335		10,782	10,681	10,575	9,977	9,698
C000028633
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,251	11,016	11,195	12,026	11,102	11,270		10,794	10,784	10,757	10,225	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,488	12,163	12,104	12,986	12,399	11,925		11,207	11,083	10,924	10,318	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,488	12,163	12,104	12,986	12,399	11,925		11,207	11,083	10,924	10,318	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,488	12,163	12,104	12,986	12,399	11,925		11,207	11,083	10,924	10,318	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,488	12,163	12,104	12,986	12,399	11,925		11,207	11,083	10,924	10,318	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,488	12,163	12,104	12,986	12,399	11,925		11,207	11,083	10,924	10,318	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,488	12,163	12,104	12,986	12,399	11,925		11,207	11,083	10,924	10,318	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 11,151	10,860	10,807	11,595	11,071	10,647	$ 10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,488	12,163	12,104	12,986	12,399	11,925		11,207	11,083	10,924	10,318	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,488	12,163	12,104	12,986	12,399	11,925		11,207	11,083	10,924	10,318	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,488	12,163	12,104	12,986	12,399	11,925		11,207	11,083	10,924	10,318	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,488	12,163	12,104	12,986	12,399	11,925		11,207	11,083	10,924	10,318	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,488	12,163	12,104	12,986	12,399	11,925		11,207	11,083	10,924	10,318	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,488	$ 12,163	$ 12,104	$ 12,986	$ 12,399	$ 11,925		$ 11,207	$ 11,083	$ 10,924	$ 10,318	$ 10,000